Nature of Operations (Details)											12 Months Ended
	Mar. 31, 2025 shares	Sep. 03, 2024 shares	Mar. 04, 2024 shares	Feb. 06, 2024 shares	Feb. 15, 2023 shares	Dec. 21, 2022 USD ($) $ / shares shares	Jun. 16, 2022 shares	May 24, 2022 USD ($)	Mar. 14, 2022 shares	Mar. 11, 2022 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	May 13, 2024	Dec. 07, 2023	Jul. 08, 2022	May 16, 2022	May 06, 2022	Apr. 29, 2022	Mar. 30, 2022	Mar. 13, 2022	Feb. 28, 2022	Feb. 23, 2022	Jan. 18, 2022	Dec. 06, 2021	Nov. 18, 2021 USD ($)	Nov. 18, 2021 MOP (MOP$)	Nov. 18, 2021 MYR (RM)	Nov. 01, 2021	Mar. 25, 2021	Sep. 21, 2018 shares
Nature of Operations [Line Items]
Shares outstanding (in Shares)											17,808,947			17,808,947
Shares issued (in Shares)											17,808,947			17,808,947
Aggregate ordinary shares percentage											49.00%
Cumulative preferred shares (in Shares)											51,000
Description of voting rights											Pursuant to article of associates of AI Thailand, the holder of an ordinary share may cast one vote per share at a general meeting of shareholders, the holder of preferred shares may cast one vote for every 20 preferred shares held at a general meeting of shareholders.
Votes percentage											99.07%
Dividends declared (in Dollars) | $
Ordinary shares (in Shares)											33,600
Preferred shares percentage											0.933%
Shares percentage											97.00%
Acquired majority percentage																															51.00%
Restricted ordinary shares (in Shares)	151,256	69,445	1,091			10,500,000
Consideration amount																											$ 3,205	MOP$ 25,000
Acquisition purchase price paid amount (in Dollars) | $										$ 10,000,000
Mix of cash percentage										10.00%
Percentage of restricted ordinary shares										90.00%
Number of shares issued (in Shares)												53,571
Purchase price of assets (in Dollars) | $						$ 2,100,000
Restricted ordinary shares per share (in Dollars per share) | $ / shares						$ 0.2
Guardforce AI Group Co., Limited [Member]
Nature of Operations [Line Items]
Shares owned (in Shares)											48,999
Aggregate ordinary shares (in Shares)											49,000
Aggregate ordinary shares (in Dollars) | $											$ 16,000
Dividends per share (in Dollars per share) | $ / shares											$ 0.03
Guardforce Cash Solutions Security Thailand Co., Limited ("GF Cash (CIT)") [Member]
Nature of Operations [Line Items]
Shares outstanding (in Shares)											3,857,144
Outstanding shares percentage											99.07%
Preferred shares (in Shares)											2,400
Handshake Networking Ltd ("Handshake") [Member]
Nature of Operations [Line Items]
Transferred shares (in Shares)				510
Restricted ordinary shares (in Shares)				1,091
Returned shares (in Shares)			1,091
Shenzhen Kewei Robot Technology Co., Limited ("Shenzhen Kewei") [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)									2,142,852
Beijing Wanjia [Member]
Nature of Operations [Line Items]
Acquire equity interest								100.00%
Acquisition purchase price paid amount (in Dollars) | $								$ 8,400,000
Mix of cash percentage								10.00%
Restricted ordinary shares percentage								90.00%
Beijing Wanjia Security System Co., Ltd. (Beijing Wanjia") [Member]
Nature of Operations [Line Items]
Restricted ordinary shares (in Shares)							3,780,000
Shenzhen Kewei [Member]
Nature of Operations [Line Items]
Number of shares issued (in Shares)					262,500		94,500
Guardforce AI Holding Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary Percentage											100.00%
Guardforce AI Robots Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary Percentage											100.00%
Guardforce AI (Hongkong) Co., Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary Percentage											100.00%
Southern Ambition Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary Percentage											100.00%
Votes percentage											95.00%
Owned subsidiary percentage																					1.00%
Horizon Dragon Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary Percentage											100.00%
Shares issued (in Shares)											1
Owned subsidiary percentage																					1.00%
Guardforce AI Group Co., Limited ("AI Thailand") [Member]
Nature of Operations [Line Items]
Aggregate ordinary shares (in Shares)											49,000
Singapore Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																														100.00%
Macau Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																											100.00%	100.00%	100.00%
Owned subsidiary percentage																											100.00%	100.00%	100.00%
Malaysia Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest																											100.00%	100.00%	100.00%
Consideration amount																											$ 1		RM 1
AI Malaysia [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																											100.00%	100.00%	100.00%
GFAI Robotics Group Co., Limited ("AI Robotics") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																										100.00%
GFAI Robot Service (Hong Kong) Limited ("AI Robot Service") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																									100.00%
Guardforce AI Robot Service (Shenzhen) Co., Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																								100.00%
AI Robotics [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																							100.00%
GFAI Robot Service (Australia) Pty Ltd ("AI Australia") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage											100.00%
GFAI Robot & Smart Machines Trading LLC ("AI Dubai") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																						100.00%
AI Thailand [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																					98.00%
GFAI Robot Service (UK) Limtied ("AI UK") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																				100.00%
GFAI Robot Service Limited ("AI Canada") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																			100.00%
Guardforce AI Robot (Jian) Co., Limited ("AI Jian") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																		100.00%
GFAI Robot Service GK ("AI Japan") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage											100.00%
GFAI Robot Service Co., Ltd. ("AI Korea") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage											100.00%
Kewei Agreement [Member]
Nature of Operations [Line Items]
Acquire equity interest										100.00%
GFAI Robot Service (Vietnam) Co., Ltd ("AI Vietnam") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																	100.00%
GFAI Technology Limited [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage																100.00%
Inno AI Technology (Shenzhen) Co., Ltd. ("InnoAI") [Member]
Nature of Operations [Line Items]
Owned subsidiary percentage															100.00%
Preferred Shares [Member] | Guardforce AI Group Co., Limited [Member]
Nature of Operations [Line Items]
Shares outstanding (in Shares)																																100,000
Cumulative unpaid dividends of preferred shares (in Dollars) | $													$ 1,700
Preferred Shares [Member] | Guardforce Cash Solutions Security Thailand Co., Limited ("GF Cash (CIT)") [Member]
Nature of Operations [Line Items]
Shares outstanding (in Shares)											21,599
Ordinary Shares [Member] | Guardforce Cash Solutions Security Thailand Co., Limited ("GF Cash (CIT)") [Member]
Nature of Operations [Line Items]
Shares outstanding (in Shares)											3,799,544